Employee Benefit Plans (Amounts Reclassified From Accumulated Other Comprehensive Loss Associated With Employee Benefit Plan Costs) (Details) - USD ($) $ in Millions	12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2016
Defined Benefit Plan Disclosure [Line Items]
Selling expenses	$ 607.2	$ 578.1	$ 673.4
General and administrative expenses	350.7	355.2	286.4
Accumulated Defined Benefit Plans Adjustment Attributable to Parent [Member] | Pension Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Cost of goods sold	1.9	3.2	1.5
Selling expenses	0.4	0.8	0.3
General and administrative expenses	0.2	0.3	0.1
Amounts reclassified from AOCI to continuing operations	2.5	4.3	1.9
Amounts reclassified from AOCI to discontinued operations	$ 0.7	$ 1.2	$ 0.5